Compensation of Key Management - Summary of Compensation of Key Management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Key Management Personnel Compensation [Abstract]
Salaries and short-term employee benefits	$ 7,111	$ 5,302
Long-term incentive plan	8,701	3,801
Share options	743	582
Total	$ 16,555	$ 9,685